Business Operations - Revenues and Percentage of Consolidated Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue, Major Customer [Line Items]
Revenue of significant customer	$ 550,543	$ 534,681	$ 276,193
Statoil ASA [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenue of significant customer			$ 42,600